Revenue from Contract with Customers - Operating Revenue by Principal Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Total operating revenue	$ 2,677,627	$ 2,521,786	$ 2,219,186
North America [member]
Disclosure of geographical areas [line items]
Total operating revenue	707,200	610,000	638,900
Panama [member]
Disclosure of geographical areas [line items]
Total operating revenue	432,600	407,700	369,000
Central America and Caribbean [member]
Disclosure of geographical areas [line items]
Total operating revenue	289,200	275,300	273,600
Brazil [member]
Disclosure of geographical areas [line items]
Total operating revenue	319,500	363,700	245,400
Argentina [member]
Disclosure of geographical areas [line items]
Total operating revenue	266,300	241,400	178,600
Colombia [member]
Disclosure of geographical areas [line items]
Total operating revenue	214,400	197,900	146,100
Others South America [member]
Disclosure of geographical areas [line items]
Total operating revenue	$ 448,400	$ 425,800	$ 367,600